Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000202617
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Class A
Trading Symbol	ACEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.50%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Both sector allocation and security selection contributed to relative performance. A number of consumer-related businesses benefiting from government-subsidized incentives to upgrade big-ticket items contributed positively to the Fund’s performance, while healthy export growth boosted the Fund’s industrial holdings. However, increasing competition in the online gaming industry undermined mobile game developers, and lower global oil prices hurt energy-related names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI China All Shares Index
07/18	$9,579	$10,000
11/18	$8,017	$8,674
11/19	$9,598	$9,716
11/20	$12,163	$13,471
11/21	$11,154	$12,408
11/22	$7,909	$8,975
11/23	$7,260	$8,425
11/24	$8,291	$9,470

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 07/25/18
Class A (without sales charges)	14.20%	-2.88%	-2.25%
Class A (with sales charges)	9.41%	-3.71%	-2.91%
MSCI China All Shares Index	12.39%	-0.51%	-0.85%

Performance Inception Date		Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACEAX-A for the most recent performance information.

AssetsNet	$ 58,774,302	$ 58,774,302
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 420,313
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$58,774,302
# of Portfolio Holdings	57
Portfolio Turnover Rate	101%
Total Advisory Fees Paid	$420,313

Holdings [Text Block]

Sector Breakdown

Value	Value
Consumer Discretionary	31.1%
Financials	24.1%
Communication Services	12.0%
Information Technology	10.6%
Industrials	6.6%
Health Care	6.1%
Consumer Staples	4.6%
Materials	3.4%
Utilities	1.0%
Energy	0.8%
Short-Term Investments	0.8%
Other Assets less Liabilities	-1.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$6,017,940	10.2%
Meituan - Class H	$2,842,968	4.8%
JD.com, Inc. - Class H	$2,402,552	4.1%
Alibaba Group Holding Ltd. - Class H	$2,389,794	4.1%
Trip.com Group Ltd. - Class H	$2,131,736	3.6%
Qifu Technology, Inc. (ADR)	$2,001,537	3.4%
Wuliangye Yibin Co., Ltd. - Class A	$1,807,465	3.1%
Shanghai Pudong Development Bank Co., Ltd. - Class A	$1,754,488	3.0%
Xiaomi Corp. - Class H	$1,551,644	2.7%
China Merchants Bank Co., Ltd. - Class H	$1,464,198	2.5%
	$24,364,322	41.5%

Material Fund Change [Text Block]
C000202616
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ACEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$135	1.26%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Both sector allocation and security selection contributed to relative performance. A number of consumer-related businesses benefiting from government-subsidized incentives to upgrade big-ticket items contributed positively to the Fund’s performance, while healthy export growth boosted the Fund’s industrial holdings. However, increasing competition in the online gaming industry undermined mobile game developers, and lower global oil prices hurt energy-related names.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI China All Shares Index
07/18	$10,000	$10,000
11/18	$8,380	$8,674
11/19	$10,050	$9,716
11/20	$12,776	$13,471
11/21	$11,745	$12,408
11/22	$8,347	$8,975
11/23	$7,677	$8,425
11/24	$8,796	$9,470

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 07/25/18
Advisor Class	14.57%	-2.63%	-2.00%
MSCI China All Shares Index	12.39%	-0.51%	-0.85%

Performance Inception Date		Jul. 25, 2018
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACEYX-A for the most recent performance information.

AssetsNet	$ 58,774,302	$ 58,774,302
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 420,313
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$58,774,302
# of Portfolio Holdings	57
Portfolio Turnover Rate	101%
Total Advisory Fees Paid	$420,313

Holdings [Text Block]

Sector Breakdown

Value	Value
Consumer Discretionary	31.1%
Financials	24.1%
Communication Services	12.0%
Information Technology	10.6%
Industrials	6.6%
Health Care	6.1%
Consumer Staples	4.6%
Materials	3.4%
Utilities	1.0%
Energy	0.8%
Short-Term Investments	0.8%
Other Assets less Liabilities	-1.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$6,017,940	10.2%
Meituan - Class H	$2,842,968	4.8%
JD.com, Inc. - Class H	$2,402,552	4.1%
Alibaba Group Holding Ltd. - Class H	$2,389,794	4.1%
Trip.com Group Ltd. - Class H	$2,131,736	3.6%
Qifu Technology, Inc. (ADR)	$2,001,537	3.4%
Wuliangye Yibin Co., Ltd. - Class A	$1,807,465	3.1%
Shanghai Pudong Development Bank Co., Ltd. - Class A	$1,754,488	3.0%
Xiaomi Corp. - Class H	$1,551,644	2.7%
China Merchants Bank Co., Ltd. - Class H	$1,464,198	2.5%
	$24,364,322	41.5%

Material Fund Change [Text Block]